Related parties	12 Months Ended
Dec. 31, 2022
Related Parties
Related parties

11.	Related parties
11.1.	Management compensation

The expenses related to management compensation (officers appointed pursuant to the Bylaws, including members of the Board of Directors and advisory committees) for the years ended December 31, 2022, 2021 and 2020, were as follows:

	(In thousands of Brazilian Reais)
	Base salary			Variable compensation			Stock option plan – Note 24			Total compensation
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Board of directors (*)	48,323	26,884	67,716	-	-	-	13,646	6,908	4,056	61,969	33,792	71,772
Executive officers	29,368	18,016	36,868	-	6,995	11,175	2,383	3,202	10,906	31,751	28,213	58,949
Fiscal Council	432	432	331	-	-	-	-	-	-	432	432	331
	78,123	45,332	104,915	-	6,995	11,175	16,029	10,110	14,962	94,152	62,437	131,052
% share-based payment over the total compensation							17%	16.2%	11.4%

(*)	Includes the compensation of the Board of Directors’ advisory committees (Human Resources and Compensation, Audit, Finance, Sustainable Development and Corporate Governance).

11.2.	Balances and transactions with related parties

Transactions with related parties refer mainly to transactions between the Company and its subsidiaries and other related entities and were substantially accounted for in accordance with the prices, terms and conditions agreed upon between the parties.

	Balances								Transactions
	Trade receivables		Other assets		Trade payables		Other liabilities		Revenues (expenses)
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2020

Controlling shareholders
Casino (i)	-	-	-	-	-	-	10	1	(30)	(46)	(91)
Foncière Euris (i)	-	-	-	-	-	-	1	1	(3)	(3)	(3)
Associates
FIC (ii)	4	14	35	35	4	8	-	-	19	62	55
Puntos Colombia (iv)	-	-	-	42	-	-	-	58	-	-	(114)
Tuya (v)	-	-	-	57	-	-	-	-	-	-	24
Other related parties
Greenyellow (iii)		-	-	-	-	-	86	283	(92)	(274)	(84)
Sendas Distribuidora (vii)	-	2	264	370	18	15	259	103	4,230	1,382	-
Casino Group (vi)	5	12	-	12	-	-	-	19	3	(7)	(30)
Wilkes	-	-	1	-	-	-	2	2	(8)	(5)	-
Others	-	-	1	1	-	-	-	-	-	-	-
Total	9	28	301	517	22	23	358	467	4,119	1,109	(243)

The Company's main transactions with related parties are:

(i)	Casino: (a) “Cost Sharing and Cost Reimbursement Agreement”: signed between the Company, Sendas, Helicco Participações Ltda., Foncière Euris Casino Services and Casino, Guichard-Perrachon S.A. (“Casino”) in August 10, 2014 and July 25, 2016, respectively, to set the reimbursement rules for the Group of incurred expenses by the Casino Group companies related to activities of transfer of “know-how” to the Group and also the reimbursement of expenses of French employees (expatriates) to Casino; (b)Insurance agreements entered into between the Group and Casino for intermediation of renewals of certain insurance policies; (c) Agency Agreement signed between the Company, Sendas, Casino Internancional S.A.and Groupe Casino Limited on July 25, 2016 for the “global sourcing” (prospecting global suppliers and intermediating the purchases) provided by Casino and reimbursement for Groupe Casino Limited the Company to restore reduced profit margins as a result of promotions realized by Company in its stores; (d) Purchase Agreement signed between the Company, Sendas and E.M.C. Distribution Limited on June 6, 2019 for the import of perishable and non-perishable products on a non-exclusive basis.
(ii)	FIC: Commercial contracts to set the rules for promotion and sale of financing services provided by FIC at the Company stores for implementation the financing partnership between the Company and Itaú Unibanco S.A.
(iii)	Greenyellow: execution of (a) agreement with the Company to set the rules for the equipment installation and services provided by Greenyellow of energy efficiency solutions in the retail stores for energy reduction; (b) contracts with the Company and Sendas for the purchase of energy sold on the free market; (c) fine costs resulting from the discontinuation of Extra Hiper stores in the amount of R$180 (R$68 fully paid in 2021).
(iv)	Puntos Colombia: Éxito's customer loyalty program. Amount related to point redemption and other services.
(v)	Tuya: Financial institution that is an associate of Éxito. Amount related to participation in business collaboration agreements and expense reimbursement, discount vouchers and others.
(vi)	Casino Group: Receivable for expatriate expenses with Casino International, Distribution Casino and Casino Services. Provision of services in the importation of goods by other companies of the Casino Group.
(vii)	Sendas Distribuidora: As of December 31, 2020 Sendas is not a subsidiary of the Group. The Company is responsible for the legal proceedings of Sendas Distribuidora prior to the Assai activity. The Company signed with Sendas a separation agreement, which main terms are related to the operational steps for the separation of the remaining activities done in conjunction. Additionally, this separation agreement establishes the indemnization rights and responsibilities, over which the Company is responsible for expenses related to losses given cause by the retail activity. In the same way, the Company has the right over the gains relate to such activity. In 2021, the Company and Sendas entered into an agreement to transfer 66 commercial points as described in Note 1.1.